Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accrued Expenses [Abstract]
Professional fees accruals	$ 1,398,722	$ 343,680
Others	8,873	4,674
Total accrued expenses	$ 1,407,595	$ 348,354